Subsequent Events	6 Months Ended
Jun. 30, 2016
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS	NOTE 15: SUBSEQUENT EVENTS During July and August 2016, the Company repurchased $31,965 of its 2019 Notes for a cash consideration of $15,623.